SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration of Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Customer Charter	Dec. 31, 2024 USD ($) Customer Charter	Dec. 31, 2023 Customer
Concentration of Risk [Abstract]
Accounts receivable, net | $	$ 19,039	$ 16,233
Provision for credit losses | $	$ 406,103	$ 195
Accounts Receivable [Member] | Six Charterers [Member]
Concentration of Risk [Abstract]
Number of charterers accounted for outstanding amount | Charter	6	6
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Six Charterers [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	60.85%	65.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer One [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	14.32%	21.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Two [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	13.60%	13.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Three [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	9.95%	12.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Four [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	9.20%	7.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Five [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	7.65%	5.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Six [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	6.13%	5.50%
Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Risk [Abstract]
Number of customers | Customer			1
Concentration of credit risk percentage			20.50%
Revenues [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration of Risk [Abstract]
Number of customers | Customer	2	2	2
Concentration of credit risk percentage	18.14%	22.50%	20.50%